UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robette Johns
Title:	Vice President / Manager COO
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Robette Johns		Beverly Hills, CA	November 14, 2005

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	106
Form 13F Information Table Value Total:	151,382

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    1   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      566    17658 SH       SOLE                     9408     8250
Advanced Micro Devices, Inc. U COM              007903107      428    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      516     1685 SH       SOLE                      267     1418
Alliance Capital Management Hl COM              01855A101      478    10000 SH       SOLE                    10000
Altria Group Inc               COM              718154107     6588    89376 SH       SOLE                    81156     8220
Amazon.Com                     COM              023135106      476    10500 SH       SOLE                    10000      500
American Intl Group            COM              026874107     3037    49020 SH       SOLE                    38515    10505
Apple Computers Inc            COM              037833100      268     5000 SH       SOLE                     5000
Archer-Daniels -Midland Corp   COM              039483102      251    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     2045    28862 SH       SOLE                    26622     2240
Bank of America (New)          COM              060505104     3986    94680 SH       SOLE                    79756    14924
Barnes & Noble Inc             COM              067774109     1206    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      216     5406 SH       SOLE                     5406
Berkshire Hathaway Cl B        COM              084670207      726      266 SH       SOLE                      266
Boeing Co                      COM              097023105      489     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      425     6000 SH       SOLE                              6000
Bristol-Myers Squibb Co        COM              110122108     2034    84544 SH       SOLE                    84060      484
Burlington Northern Santa Fe C COM              12189T104      332     5550 SH       SOLE                     5379      171
Cendant Corp.                  COM              151313103     1304    63200 SH       SOLE                    43200    20000
Cheung Kong Holding            COM              166744201      339    30000 SH       SOLE                    29322      678
Chevron Corp                   COM              166764100     6963   107566 SH       SOLE                   104080     3886
CitiGroup Inc.                 COM              172967101     4600   101058 SH       SOLE                    76862    24196
Citizens Communications        COM              17453B101     1306    96400 SH       SOLE                    78400    18000
Coca Cola Enterprises          COM              191219104     1755    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     3249    75226 SH       SOLE                    54076    21150
Comcast Corp-Special Cl A      COM              20030N200      719    25000 SH       SOLE                    15000    10000
ConocoPhillips                 COM              20825c104      206     2950 SH       SOLE                      350     2600
Corporate Office Property Trus COM              22002T108      318     9100 SH       SOLE                     9100
Dell Inc.                      COM              247025109      693    20250 SH       SOLE                    15950     4300
EBay Inc.                      COM              278642103      606    14700 SH       SOLE                    14200      500
EOG Resources Inc              COM              26875P101      374     5000 SH       SOLE                     2000     3000
Emerson Electric Co Com        COM              291011104      256     3565 SH       SOLE                     3535       30
Enterprise Products Partners L COM              293792107      442    17540 SH       SOLE                    17460       80
Equity Office Properties Tr -  COM              294741103      523    16000 SH       SOLE                     6000    10000
Expedia Inc (IAC/InterActiveCo COM              30212p105      405    20450 SH       SOLE                    20100      350
Exxon Mobil Corporation        COM              302290101     8310   130791 SH       SOLE                   113486    17305
Fannie Mae                     COM              313586109     1433    31970 SH       SOLE                    21800    10170
Federated Department Stores In COM              31410H101     4500    67289 SH       SOLE                    61910     5379
Fidelity National Financial, I COM              316326107      444     9982 SH       SOLE                              9982
First Industrial Realty Trust  COM              32054K103      801    20000 SH       SOLE                    10000    10000
Ford Motor Cp DE NEW           COM              345370100      688    69790 SH       SOLE                    69590      200
Freddie Mac - Voting Common    COM              313400301     9200   162954 SH       SOLE                   143038    19916
Freeport McMoran Copper & Gold COM              35671D857      891    18340 SH       SOLE                    18340
GameStop Corp CL B             COM                             386    13593 SH       SOLE                    11894     1699
Genentech, Inc.                COM              368710406     1027    12200 SH       SOLE                    10000     2200
General Electric               COM              369604103     7983   237110 SH       SOLE                   219443    17667
General Motors Corporation     COM              370442105      419    13700 SH       SOLE                    13414      286
Gillette Company               COM              375766102     1525    26200 SH       SOLE                    26200
HRPT Properties Trust REIT     COM              40426W101     2190   176475 SH       SOLE                   122075    54400
HSBC Holdings Plc Ltd ADR      COM              404280406      487     5990 SH       SOLE                      640     5350
Home Depot                     COM              437076102     1251    32810 SH       SOLE                    19050    13760
Home Properties Inc - REIT     COM              437306103      589    15000 SH       SOLE                     5000    10000
Hugoton Royalty Trust Texas    COM              444717102      526    13000 SH       SOLE                     8000     5000
IAC/InterActiveCorp            COM              44919p300      518    20450 SH       SOLE                    20100      350
IStar Financial - REITS        COM              45031U101      627    15500 SH       SOLE                     5000    10500
International Business Machine COM              459200101     6282    78312 SH       SOLE                    60704    17608
International Game Technology  COM              459902102      405    15000 SH       SOLE                    15000
JPMorgan Chase & Co.           COM              16161A108     3172    93484 SH       SOLE                    56446    37038
Johnson & Johnson              COM              478160104      839    13264 SH       SOLE                    12254     1010
KeyCorp (New)                  COM              493267108      645    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     1145    19240 SH       SOLE                    19160       80
Kinder Morgan Energy Partners  COM              494550106     3919    74150 SH       SOLE                    65100     9050
Liberty Media Corp A           COM              530718105      704    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     8160    88300 SH       SOLE                    65584    22716
Lucent Technologies, Inc. (AT& COM              549463107       42    12844 SH       SOLE                    12844
Maguire Properties Inc REIT    COM              559775101     1158    38545 SH       SOLE                    38475       70
Meadowbrook Golf Inc           COM              583195102       23   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      839    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     4946   181770 SH       SOLE                   161770    20300
Microsoft Corp                 COM              594918104      932    36240 SH       SOLE                    25860    10380
New York Community Bancorp, In COM              649445103     2050   124970 SH       SOLE                    96690    28280
News Corp Inc CL A             COM              65248E104     1715   110022 SH       SOLE                   108564     1458
News Corp Inc CL B             COM              65248e203      191    11600 SH       SOLE                      600    11000
Oceanic Exploration            COM                              39    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      298    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1701    30000 SH       SOLE                    28500     2000
Pfizer, Inc.                   COM              717081103     2387    95600 SH       SOLE                    69420    26180
Procter & Gamble Co Com        COM              742718109      678    11400 SH       SOLE                      600    10800
Public Storage                 COM              74460D109      936    13971 SH       SOLE                     1488    12483
Qualcomm                       COM              747525103      895    20000 SH       SOLE                    10000    10000
Rayonier Inc REIT              COM              754907103      288     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM              755881109      382    20000 SH       SOLE                    20000
Royal Dutch Shell PLC - ADR A  COM              780259206     3417    52050 SH       SOLE                    32822    19228
SBC Communications Inc         COM              78387G103      669    27899 SH       SOLE                    27799      100
Singapore Airlines             COM              870794302      688   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      331    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      368    40000 SH       SOLE                    40000
Sysco Corp                     COM              871829107      314    10000 SH       SOLE                             10000
Tanger Factory Outlet REIT     COM              875465106      356    12800 SH       SOLE                    12800
Target Corp. (frmly Dayton Hud COM              239753106      214     4120 SH       SOLE                     4080       40
Tenet Healthcare Corp          COM              88033G100      112    10000 SH       SOLE                    10000
The Directv Group Inc(Prev Hug COM              444418107      376    25097 SH       SOLE                    25097
U.S. Bancorp (Formerly First B COM              902973106      522    18583 SH       SOLE                    18204      379
UnitedHealth Group Inc         COM              91324P102      337     6000 SH       SOLE                              6000
Verizon                        COM              92343V104     1032    31562 SH       SOLE                    31487       75
Viacom Inc Cl B                COM              925524308     1548    46900 SH       SOLE                    31900    15000
WalMart Stores                 COM              931142103      265     6055 SH       SOLE                     5325      730
Washington Mutual              COM              939322103      360     9175 SH       SOLE                     9150       25
Zimmer Holdings Inc            COM              98956P102      527     7652 SH       SOLE                     7604       48
Corts Tr for Ford Mtr 8% Call                   22082K209      199    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                  369622527      514    20000 SH       SOLE                    20000
General Motors Prd 7.50% Cl 6/                  370442121      180    10000 SH       SOLE                             10000
Maguire Prop Inc 7.625% Call 1                  559775200      253    10000 SH       SOLE                    10000
Ford Motor Tr II 6.5% Call 01/                  345395206      802    22000 SH       SOLE                    19800     2200
General Motors Ser A 4.5% Put                   370442741     1299    54500 SH       SOLE                    54500